Employee Benefits (Composition of Fair Value of the Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Levels of fair value hierarchy [Line Items]
Debt instruments	$ 324	$ 259
Deposits with insurance companies	110	88
Fair value of plan assets	631	552
With quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	197	205
Debt instruments	179	133
Without quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Debt instruments	$ 145	$ 126